As filed with the Securities and Exchange Commission on September 16, 2016
Commission File Nos. 333-119659
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 37	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 424	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 19, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus and statement of additional information. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated September 19, 2016
To The Prospectus Dated April 25, 2016 For

PERSPECTIVE L SERIESSM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
(Contracts offered for sale before December 12, 2011)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-800-599-5651; www.jackson.com.

CHANGES TO THE INVESTMENT DIVISIONS.

➢	New Fund. Effective September 19, 2016, one new Investment Division, which invests in the JNL Multi-Manager Mid Cap Fund, is available.

The prospectus is revised as follows:

a)	The following Fund is added to the Fund list located on the back of the front page of the prospectus:

JNL Multi-Manager Mid Cap Fund

b)	Under Appendix I, “ACCUMULATION UNIT VALUES”, the following paragraphs are added immediately preceding the tables of Accumulation Unit Values:

Effective September 19, 2016, there is a new Investment Division for which Accumulation Unit information is not yet available. The new Investment Division invests in the following Fund:

JNL Multi-Manager Mid Cap Fund

➢	Fund Operating Expenses Changes. Effective September 19, 2016, the prospectus is revised as follows:

Under the section titled “FEES AND EXPENSES TABLES,” the fee tables titled “Total Annual Fund Operating Expenses,” are revised by (i) changing the Contractual Fee Waiver and/or Expense Reimbursement and Net Total Annual Fund Operating Expenses for the JNL/American Funds Global Bond Fund, (ii) adding the information for the JNL Multi-Manager Mid Cap Fund, and (iii) changing the Management Fee and Total Annual Fund Operating Expenses and adding footnote I, where indicated, to the JNL/FPA + DoubleLine® Flexible Allocation, JNL/Franklin Templeton Global Multisector Bond, JNL/Franklin Templeton International Small Cap Growth, and JNL/PPM America Floating Rate Income Funds as follows:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Global Bond	1.23% A	0.20% A	0.19% A,G	0.00%	1.62% A	(0.53%) B	1.09% A,B,I

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Multi-Manager Mid Cap	0.74%	0.20%	0.15% G	0.00%	1.09%I
JNL/FPA + DoubleLine® Flexible Allocation	0.80%	0.20%	0.15% G	0.01%	1.16%I
JNL/Franklin Templeton Global Multisector Bond	0.67%	0.20%	0.16% G	0.02%	1.05%I
JNL/Franklin Templeton International Small Cap Growth	0.92%	0.20%	0.15% G	0.01%	1.28%I
JNL/PPM America Floating Rate Income	0.60%	0.20%	0.16%G	0.01%	0.97%

I	Expense Information has been restated to reflect current fees.

➢
Sub-Adviser Name Change. Effective September 19, 2016, the name of the sub-adviser for the JNL/Neuberger Berman Strategic Income Fund is changed from Neuberger Berman Fixed Income LLC to Neuberger Berman Investment Advisors LLC.

The prospectus is revised as follows:

Under JNL/Neuberger Berman Strategic Income Fund in the Investment Divisions section, the reference to Neuberger Berman Fixed Income LLC is replaced by Neuberger Berman Investment Advisors LLC.

➢	Investment Objective Changes. Effective September 19, 2016, the prospectus is revised as follows:

Under the section titled “INVESTMENT DIVISIONS”, the brief statements of the corresponding investment objective for the following Funds are revised as follows, whether in connection with objective changes or the addition of new Funds:

JNL Series Trust

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC, ClearBridge Investments, LLC, and Victory Capital Management, Inc.)

Seeks long-term total return by investing, under normal circumstances, at least 80% of its total net assets in a variety of mid-capitalization growth and value strategies managed by unaffiliated investment managers.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with secondary focus on current income by investing in the stock of 33-99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by Standard & Poor’s Investment Advisory Services LLC of returning cash to investors, such as through dividends, share repurchases or debt retirement.

___________________________________
(To be used with NV5890 04/16)

JMV17659NY 09/16

Supplement dated September 19, 2016
To The Statements of Additional Information Dated April 25, 2016 For

PERSPECTIVE II®; PERSPECTIVE L SERIESSM; PERSPECTIVE ADVISORS IISM;
RETIREMENT LATITUDES®; FIFTH THIRD PERSPECTIVE; PERSPECTIVE®; PERSPECTIVE FOCUS®; ELITE ACCESS® AND ELITE ACCESS BROKERAGE EDITION®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

PERSPECTIVE II®; PERSPECTIVE L SERIESSM; PERSPECTIVE ADVISORS IISM; PERSPECTIVE FOCUS®; ELITE ACCESS® and ELITE ACCESS BROKERAGE EDITION®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced Statements of Additional Information. Please read and keep it together with your copy of the Statement of Additional Information for future reference.

In the section titled “Condensed Financial Information”, under the subsection titled “Accumulation Unit Values”, the following paragraph is inserted immediately preceding the tables of Accumulation Unit Values:

Effective September 19, 2016, there is a new Investment Division for which Accumulation Unit information is not yet available. The new Investment Division invests in the JNL Multi-Manager Mid Cap Fund.

(To be used with JMV8197 04/16, V5893 04/16, JMV8198 04/16, V5913 04/16, JMV7261 04/16, V5507 04/16, JMV8994 04/16, JMV7262 04/16, JMV7263 04/16, JMV9741 04/16, JMV9484 04/16, JMV9485 04/16, V5996 04/16, V3800 04/16, V5596 04/16, JMV8389 04/16, JMV12791 04/16, NV5661 04/16, NMV8199NY 04/16, NMV8200NY 04/16, NV5893 04/16, NV5913 04/16, NV5639 04/16, NMV7264NY 04/16, NMV9481NY 04/16, NMV9482NY 04/16, NMV8389NY 04/16, NMV12792NY 04/16

CMV17662 09/16

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2015
Statements of Operations for the period ended December 31, 2015
Statements of Changes in Net Assets for the periods ended December 31, 2015, and 2014
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2015, and 2014
Consolidated Income Statements for the years ended December 31, 2015, 2014, and 2013
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2015, 2014, and 2013
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014, and 2013
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

c.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

d.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

e.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

f.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

4.

a.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

h.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

i.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

j.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

k.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on September 22, 2003 (File Nos. 333-70384 and 811-08401).

l.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

m.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-

Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

n.	Form of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

o.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p.
Specimen of Enhanced Dollar Cost Averaging Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

q.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

r.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

s.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

t.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

u.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

v.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

w.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

x.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

z.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

bb.	Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up

Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

cc.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

dd.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ee.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ff.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

gg.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

hh.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-08401).

ii.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

jj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

kk.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos.333-70384 and 811-08401).

ll.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

mm.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

nn.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

oo.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

pp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

qq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

rr.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

ss.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

tt.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

uu.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

vv.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

ww.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

xx.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

yy.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

zz.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

aaa.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

bbb.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ccc.	Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated herein by reference to the

Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ddd.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

eee.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

fff.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

ggg.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

hhh.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

iii.
Specimen of the [3%] Contract Enhancement Endorsement (7568NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

jjj.
Specimen of the [4%] Contract Enhancement Endorsement (7569NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

kkk.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

lll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

mmm.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

nnn.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

qqq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

rrr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

sss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ttt.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

uuu.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

vvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

www.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

xxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

yyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

zzz.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

aaaa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

bbbb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

cccc.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

dddd.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

eeee.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract (VA610NY 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

ffff.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

gggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7657ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

hhhh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7658ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

iiii.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

jjjj.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

kkkk.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

llll.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

mmmm.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

nnnn.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

oooo.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

pppp.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

qqqq.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

rrrr.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

ssss.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

tttt.	Form of Accumulation Provisions Endorsement (7724NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-119659 and 811-08401).

c.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119659 and 811-08401).

d.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on November 29, 2007 (File Nos. 333-119659 and 811-08401).

e.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 filed on March 26, 2008 (File Nos. 333-119659 and 811-08401).

f.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

g.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

h.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009, (File Nos. 333-119659 and 811-08401).

i.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

j.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

k.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

l.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

m.
Form of the Variable and Fixed Annuity Application (NV3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

n.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 08/11), incorporated herein by reference to Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

o.	Form of the Variable and Fixed Annuity Application (NV3573 08/11), incorporated herein by reference to Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

b.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on October 6, 2008 (File Nos. 333-119659 and 08401).

c.
Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on October 6, 2008 (File Nos. 333-119659 and 08401).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 filed on April 26, 2012 (File Nos. 333-119659 and 811-08401).

j.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

k.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

l.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

m.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77, filed on September 24, 2015 (File Nos. 333-70384 and 811-08401).

n.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Chubb Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 25, 2016, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 79, filed on September 15, 2016 (File Nos. 333-70384 and

811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Savvas (Steve) P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President

1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

Gregory P. Cicotte	Executive Vice President, Head of U.S. Wealth Management and
300 Innovation Drive	Distribution & Director
Franklin, TN 37067

David A. Collins	Vice President, Deputy Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa I. Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President

1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Senior Vice President & Chief Risk Officer
300 Innovation Drive
Franklin, TN 37067

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Wayne R. Longcore	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert G. May, III	Chief Administrative Officer & Director

75 Second Avenue
Suite 605
Needham, MA 02494

Machelle A. McAdory	Senior Vice President & Chief Human Resource Officer
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Ryan T. Mellott	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Emilio Pardo	Senior Vice President, Chief Marketing and Communications Officer
300 Innovation Drive
Franklin, TN 37067

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
5913 Executive Drive
Lansing, MI 48911

Stacey L. Schabel	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	President
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marion C. Terrell II	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 9, filed on September 15, 2016 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of August 31, 2016

Perspective L Series Contracts:

Qualified - 10,674
Non-qualified - 5,565

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Steve P. Binioris	Manager
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	President, Chief Executive Officer and Manager
300 Innovation Drive
Franklin, TN 37067

Bradley O. Harris	Manager
300 Innovation Drive
Franklin, TN 37067

Emilio Pardo	Manager
300 Innovation Drive
Franklin, TN 37067

James R. Sopha	Chairman and Manager
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President

7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Andrew Bowden	General Counsel
1 Corporate Way
Lansing, MI 48951

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Richard Catts	Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOp
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Mark Godfrey	Vice President
7601 Technology Way
Denver, CO 80237

Ashley Golson	Vice President
300 Innovation Drive
Franklin, TN 37067

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Kelli Hill	Vice President

7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Timothy McDowell	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
300 Innovation Drive
Franklin, TN 37067

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Secretary

1 Corporate Way
Lansing, MI 48951

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a.
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 16th day of September, 2016.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	September 16, 2016
James R. Sopha, President

*	September 16, 2016
P. Chad Myers, Executive Vice President and Chief Financial Officer

*	September 16, 2016
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

*	September 16, 2016
Gregory P. Cicotte, Executive Vice President, Head of U.S. Wealth Management and Distribution and Director

*	September 16, 2016
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

*	September 16, 2016
Laura L. Hanson, Vice President and Director

*	September 16, 2016
Herbert G. May, III, Chief Administrative Officer and Director

*	September 16, 2016
John C. Colpean, Director

*	September 16, 2016
Donald T. DeCarlo, Director

*	September 16, 2016
Donald B. Henderson, Jr., Director

*	September 16, 2016
David L. Porteous, Director

*	September 16, 2016
Gary H. Torgow, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, and 333-212425), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 16th day of August, 2016.

/s/ JAMES R. SOPHA
James R. Sopha, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Head of U.S. Wealth Management and Distribution and Director

/s/ DAVID A. COLLINS
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ JOHN C. COLPEAN
John C. Colpean, Director

/s/ DONALD T. DECARLO
Donald T. DeCarlo, Director

/s/ DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
David L. Porteous, Director

/s/ GARY H. TORGOW
Gary H. Torgow, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.